Segment Reporting - Revenue and Income from Vessel Operations by Segment - Intersegment revenue (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Revenues	$ 2,328,569	$ 2,450,382	$ 1,993,920
Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Revenues	92,254	108,340	118,317
Teekay Offshore [Member] | Offshore Logistics [Member] | Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Revenues	43,104	38,734	34,603
Teekay Offshore [Member] | Conventional Tankers [Member] | Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Revenues	6,410	29,259	32,411
Teekay LNG [Member] | Liquefied Gas Carriers [Member] | Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Revenues	37,336	35,887	37,596
Teekay Tankers [Member] | Conventional Tankers [Member] | Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Revenues	5,404	1,380	13,707
Teekay Parent [Member] | Conventional Tankers [Member] | Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Revenues	$ 0	$ 3,080	$ 0